SUPPLIERS (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Current
Goods, Materials and Services	R$ 1,980,874	R$ 2,602,086
Energy Purchased for Resale	1,218,688	1,381,544
CCEE - Short-term Energy	1,346	47,902
Total trade and other current payables	3,200,908	4,031,532
Non-current
Goods, Materials and Services	16,555	16,555
Trade and other non-current payables	16,555	16,555
Total	3,217,463	R$ 4,048,087
Amount of reduction in expenses in respect of suppliers	R$ 113,449